Offerings - Offering: 1	Jun. 26, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock, $0.0001 par value
Amount Registered	151,112,186
Proposed Maximum Offering Price per Unit	1.01
Maximum Aggregate Offering Price	$ 152,623,307.86
Fee Rate	0.01381%
Amount of Registration Fee	$ 21,077.27
Offering Note

Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.